SUBSEQUENT EVENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
Note. 17 Subsequent Events
On April 1, 2021, the Company has completed a transaction to purchase the assets of Crisp Marketing, LLC (“Crisp Results”). Crisp Results is a digital performance advertising company that connects consumers with brands within the insurance sector, with primary focus on the Medicare insurance industry. Crisp Results is known for providing predictable, reliable, flexible and scalable customer acquisition solutions, supporting large brands with a process that combines data, design, technology and innovation. The Company paid consideration of $40.0 million upon closing of the transaction, consisting of $20.0 million cash and Class A Common Stock valued at $20.0 million. The transaction also includes up to $10.0 million in contingent consideration to be earned over the next 12 months, subject to the acquired companies reaching certain milestones, and a $5.0 million deferred payment. The contingent consideration and deferred payment can be paid in cash or stock at the election of the Company.

NOTE 17. SUBSEQUENT EVENTS
On February, 1, 2021, the Company and Monroe Capital Management Advisors entered into Amendment No. 5 Credit Agreement to add the acquisitions of Aimtell, Inc, PushPros Inc, and Aramis Interactive, LLC, as Permitted Acquisition.

On February 1, 2021, the Company completed the acquisition of Aimtell, Inc. (“Aimtell”), PushPros Inc. (“PushPros”), and Aramis Interactive, LLC (“Aramis”). Aimtell and PushPros are mobile and web push notification technology and solutions companies and Aramis is a network of owned-and-operated websites that leverages the Aimtell and PushPros technologies and relationships. The Company paid consideration of $20 million upon closing of the transaction, consisting of $5 million cash and Class A Common Stock valued at $15 million. The transaction also includes up to $15 million in contingent consideration to be earned over the next three years, subject to the acquired companies reaching certain milestones. The contingent consideration can be paid in cash or stock at the election of the Company.